Income Tax Benefits / (Expenses) - Summary of Income Tax Benefits / (Expenses) (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Deferred Taxes [line Items]
Current taxes	€ (497)	€ (208)	€ (189)	€ (856)	€ (1,602)
Deferred taxes	226	464	318	(3,475)	3,205
Income taxes	€ (271)	€ 256	€ 129	€ (4,331)	€ 1,603